United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-04-30

Date of Reporting Period: Six months ended 2024-10-31

Item 1.	Reports to Stockholders

Federated Hermes Short Duration Corporate ETF

NYSE Arca | FCSH

Semi-Annual Shareholder Report - October 31, 2024

A Portfolio of Federated Hermes ETF Trust

This semi-annual shareholder report contains important information about the Federated Hermes Short Duration Corporate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration Corporate ETF	$15	0.29%

Key Fund Statistics

Net Assets	$27,887,104
Number of Investments	124
Portfolio Turnover	17%

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
U.S Treasury Securities	1.6%
Cash Equivalents	5.7%
Corporate Debt Securities	92.9%

Semi-Annual Shareholder Report

Federated Hermes Short Duration Corporate ETF

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L107

Q455574-A (12/24)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
October 31, 2024

NYSE Arca | FCSH

Federated Hermes Short Duration Corporate ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
October 31, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—92.9%
	Basic Industry - Metals & Mining—2.2%
$ 225,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	$ 219,666
125,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	126,776
127,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	126,058
125,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.000%, 12/15/2026	124,826
	TOTAL	597,326
	Basic Industry - Paper—0.9%
250,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	252,279
	Capital Goods - Aerospace & Defense—3.7%
306,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	305,298
150,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.298%, 5/1/2029	155,356
200,000	HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	203,060
150,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	144,592
230,000	RTX Corp., Sr. Unsecd. Note, 5.750%, 11/8/2026	234,891
	TOTAL	1,043,197
	Capital Goods - Construction Machinery—1.0%
152,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	143,144
152,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	145,675
	TOTAL	288,819
	Capital Goods - Diversified Manufacturing—1.4%
250,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	253,578
152,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	145,081
	TOTAL	398,659
	Communications - Cable & Satellite—1.4%
85,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	86,811
290,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	296,886
	TOTAL	383,697
	Communications - Media & Entertainment—3.0%
152,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	151,124
102,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	101,844
229,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	223,942
350,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	352,102
	TOTAL	829,012
	Communications - Telecom Wireless—2.4%
150,000	American Tower Corp., Sr. Unsecd. Note, 5.500%, 3/15/2028	152,842
200,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	198,907
161,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	156,619
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	151,030
	TOTAL	659,398
	Communications - Telecom Wirelines—1.4%
250,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	245,611
152,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	146,533
	TOTAL	392,144
	Consumer Cyclical - Automotive—3.9%
254,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	240,215
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	207,819
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 6/24/2029	201,629
225,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	228,188
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.950%, 8/15/2029	196,465
	TOTAL	1,074,316
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.9%
$ 250,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	$ 251,807
	Consumer Cyclical - Services—0.8%
225,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.550%, 12/1/2027	226,283
	Consumer Non-Cyclical - Food/Beverage—2.8%
250,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	251,076
127,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	122,782
185,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 6.375%, 7/15/2028	194,579
204,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	199,363
	TOTAL	767,800
	Consumer Non-Cyclical - Health Care—4.8%
152,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	146,325
150,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.693%, 2/13/2028	149,933
225,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	219,342
450,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	461,487
95,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	95,862
100,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	101,273
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.800%, 11/21/2027	151,740
	TOTAL	1,325,962
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
205,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/14/2028	203,159
250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	253,416
105,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	106,356
250,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	249,080
140,000	Zoetis, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2025	140,900
	TOTAL	952,911
	Consumer Non-Cyclical - Tobacco—1.6%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 6.200%, 11/1/2028	209,237
225,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	228,116
	TOTAL	437,353
	Energy - Independent—2.5%
150,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	140,015
150,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	150,894
265,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	262,194
140,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	141,952
	TOTAL	695,055
	Energy - Integrated—0.7%
204,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	204,273
	Energy - Midstream—4.7%
120,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	123,523
300,000	Crestwood Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 5/1/2027	300,089
215,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	209,395
210,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	207,748
254,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.200%, 7/1/2027	256,954
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 8/15/2028	203,075
	TOTAL	1,300,784
	Energy - Refining—0.5%
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.800%, 4/1/2028	145,255
	Financial Institution - Banking—22.9%
250,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	258,731
975,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 6.250%, 11/17/2028	974,963
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.543%, 2/1/2029	149,127
750,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	740,700
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 95,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	$ 97,014
120,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	121,576
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	259,247
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,925
575,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	589,769
625,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	641,105
300,000	JPMorgan Chase & Co., Sub. Note, 4.250%, 10/1/2027	297,485
250,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	247,692
715,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	734,624
140,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	144,967
95,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	94,983
254,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	242,151
254,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	240,375
500,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	509,702
	TOTAL	6,394,136
	Financial Institution - Broker/Asset Mgr/Exchange—0.4%
105,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	107,932
	Financial Institution - Finance Companies—1.6%
200,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	205,857
254,000	NTT Finance Corp., Sr. Unsecd. Note, 144A, 4.372%, 7/27/2027	251,885
	TOTAL	457,742
	Financial Institution - Insurance - Health—2.5%
204,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	197,323
250,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	245,189
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.250%, 2/15/2028	255,629
	TOTAL	698,141
	Financial Institution - Insurance - Life—1.6%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	191,092
250,000	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	251,021
	TOTAL	442,113
	Financial Institution - Insurance - P&C—2.1%
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	147,385
225,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	227,478
205,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	204,461
	TOTAL	579,324
	Financial Institution - REIT - Apartment—0.4%
127,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	122,539
	Financial Institution - REIT - Healthcare—0.4%
125,000	Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	121,921
	Financial Institution - REIT - Office—1.2%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2026	248,235
100,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	97,102
	TOTAL	345,337
	Technology—7.7%
210,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	205,195
254,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	242,354
200,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	202,484
200,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	204,185
200,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	200,908
200,000	Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	196,200
150,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.600%, 4/6/2027	149,960
95,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	95,347
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 245,000	Micron Technology, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2028	$ 248,588
190,000	Oracle Corp., Sr. Unsecd. Note, 4.500%, 5/6/2028	189,020
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	98,258
125,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	122,180
	TOTAL	2,154,679
	Transportation - Services—1.6%
152,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	143,908
152,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	152,000
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	151,859
	TOTAL	447,767
	Utility - Electric—6.5%
254,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	238,453
90,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	92,674
210,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	207,096
205,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	206,524
127,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	124,104
150,000	EverSource Energy, Sr. Unsecd. Note, 4.600%, 7/1/2027	149,347
240,000	Florida Power & Light Co., 5.050%, 4/1/2028	243,327
225,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.800%, 3/15/2028	226,532
235,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	238,385
82,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	83,263
	TOTAL	1,809,705
	TOTAL CORPORATE BONDS (IDENTIFIED COST $25,787,904)	25,907,666
	U.S. TREASURY—1.6%
	U.S. Treasury Notes—1.6%
450,000	United States Treasury Note, 4.000%, 7/31/2029 (IDENTIFIED COST $453,266)	447,087
	INVESTMENT COMPANY—5.7%
1,598,060	Federated Hermes Government Obligations Fund, Premier Shares, 4.77%[1] (IDENTIFIED COST $1,598,060)	1,598,060
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $27,839,230)[2]	27,952,813
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[3]	(65,709)
	TOTAL NET ASSETS—100%	$27,887,104
At October 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
United States Treasury Notes 5-Year Short Futures	4	$428,938	December 2024	$1,835
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 4/30/2024	$550,366	$—	$550,366
Purchases at Cost	$288,546	$4,153,575	$4,442,121
Proceeds from Sales	$(838,912)	$(2,555,515)	$(3,394,427)
Change in Unrealized Appreciation/Depreciation	$(10)	$—	$(10)
Net Realized Gain/(Loss)	$10	$—	$10
Value as of 10/31/2024	$—	$1,598,060	$1,598,060
Shares Held as of 10/31/2024	—	1,598,060	1,598,060
Dividend Income	$450	$16,834	$17,284

1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$25,907,666	$—	$25,907,666
U.S. Treasury	—	447,087	—	447,087
Investment Company	1,598,060	—	—	1,598,060
TOTAL SECURITIES	$1,598,060	$26,354,753	$—	$27,952,813
Other Financial Instruments:[1]
Assets	$1,835	$—	$—	$1,835

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2024	Year Ended April 30,		Period Ended 04/30/2022[1]
		2024	2023
Net Asset Value, Beginning of Period	$23.52	$23.55	$23.65	$25.04
Income From Investment Operations:
Net investment income (loss)[2]	0.50	0.70	0.45	0.14
Net realized and unrealized gain (loss)	0.52	(0.03)	(0.10)	(1.39)
TOTAL FROM INVESTMENT OPERATIONS	1.02	0.67	0.35	(1.25)
Less Distributions:
Distributions from net investment income	(0.50)	(0.70)	(0.45)	(0.14)
Net Asset Value, End of Period	$24.04	$23.52	$23.55	$23.65
Total Return[3]	4.37%	2.87%	1.51%	(5.01)%
Ratios to Average Net Assets:
Net expenses[4]	0.29%[5]	0.29%	0.29%	0.29%[5]
Net investment income	4.16%[5]	2.96%	1.93%	1.51%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.10%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,887	$26,579	$26,611	$24,594
Portfolio turnover[7]	17%	75%	28%	3%

1	Reflects operations for the period from December 16, 2021 (commencement of operations) to April 30, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
October 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $1,598,060 of investments in affiliated holdings* (identified cost $27,839,230, including $1,598,060 of identified cost in affiliated holdings)	$27,952,813
Due from broker (Note 2)	5,200
Income receivable	160,531
Income receivable from affiliated holdings	176,718
Receivable for variation margin on futures contracts	515
Total Assets	28,295,777
Liabilities:
Payable for investments purchased	299,559
Income distribution payable	102,080
Payable for investment adviser fee (Note 5)	7,034
Total Liabilities	408,673
Net assets for 1,160,004 shares outstanding	$27,887,104
Net Assets Consist of:
Paid-in capital	$28,821,035
Total distributable earnings (loss)	(933,931)
Total Net Assets	$27,887,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$27,887,104 ÷ 1,160,004 shares outstanding, no par value, unlimited shares authorized	$24.04

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended October 31, 2024 (unaudited)

Investment Income:
Interest	$605,190
Dividends received from affiliated holdings*	17,284
TOTAL INCOME	622,474
Expenses:
Investment adviser fee (Note 5)	54,492
Waiver/reimbursement of investment adviser fee (Note 5)	(13,292)
Net expenses	41,200
Net investment income	581,274
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $10 on sales of investments in affiliated holdings*)	(34,413)
Net realized gain on futures contracts	33,319
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(10) on investments in affiliated holdings*)	575,800
Net change in unrealized depreciation of futures contracts	19,989
Net realized and unrealized gain (loss) on investments and futures contracts	594,695
Change in net assets resulting from operations	$1,175,969

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2024	Year Ended 4/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$581,274	$787,288
Net realized gain (loss)	(1,094)	(737,496)
Net change in unrealized appreciation/depreciation	595,789	705,380
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,175,969	755,172
Distributions to Shareholders	(580,591)	(786,822)
Share Transactions:
Proceeds from sale of shares	712,605	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	712,605	—
Change in net assets	1,307,983	(31,650)
Net Assets:
Beginning of period	26,579,121	26,610,771
End of period	$27,887,104	$26,579,121
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
October 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Short Duration Corporate ETF (the “Fund”). The Fund’s investment objective is to seek current income.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired in transactions on the NYSE Arca or by or through Authorized Participants that have executed an agreement with the Fund’s Distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Semi-Annual Financial Statements and Additional Information

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.
Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $13,292 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2024, tax years 2022 and 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $920,542 and $61,277, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$1,835*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$33,319

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$19,989
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of October 31, 2024, the Fund had no outstanding securities on loan.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 10/31/2024	Year Ended 4/30/2024
Shares sold	30,000	—
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	30,000	—
4. FEDERAL TAX INFORMATION
At October 31, 2024, the cost of investments for federal tax purposes was $27,839,230. The net unrealized appreciation of investments for federal tax purposes was $115,418. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $309,208 and unrealized depreciation from investments for those securities having an excess of cost over value of $193,790. The amounts presented are inclusive of derivative contracts.
As of April 30, 2024, the Fund had a capital loss carryforward of $1,067,612 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$302,159	$765,453	$1,067,612
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended October 31, 2024, the Adviser voluntarily waived $13,059 of its fee and voluntarily reimbursed $233 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Semi-Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended October 31, 2024, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2025; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of October 31, 2024, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2024, were as follows:
Purchases	$4,097,819
Sales	$5,224,676
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2024, there were no outstanding loans. During the six months ended October 31, 2024, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on November 1, 2024, shareholders of the Federated Hermes ETF Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected three new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, existing Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey are expected to retire from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	11,485,288.558	40,816.564	0	N/A
Thomas R. Donahue	11,485,288.558	40,816.564	0	N/A
John G. Carson	11,485,288.558	40,816.564	0	N/A
G. Thomas Hough	11,484,904.444	41,200.678	0	N/A
Karen L. Larrimer	11,517,570.948	8,534.174	0	N/A
Max F. Miller	11,485,173.558	40,931.564	0	N/A
Frank J. Nasta	11,485,288.558	40,816.564	0	N/A
Thomas M. O’Neill	11,485,288.558	40,816.564	0	N/A
Madelyn A. Reilly	11,516,385.948	9,719.174	0	N/A
John S. Walsh	11,485,288.558	40,816.564	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Short Duration Corporate ETF (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark index; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Semi-Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2023. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to
Semi-Annual Financial Statements and Additional Information

Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ management fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s
Semi-Annual Financial Statements and Additional Information

evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Short Duration Corporate ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L107
Q455574 (12/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Short Duration Corporate ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Short Duration Corporate ETF: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Short Duration Corporate ETF: The Fund’s disclosure of remuneration items is included as paFederated Hermes Short Durart of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Short Duration Corporate ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  December 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  December 23, 2024